Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Other Property and Equipment) (Details) (Predecessor [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 0.3	$ 0.3	$ 0.2
Minimum [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment, expected lives	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Other property and equipment, expected lives	39 years